Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 — Related Party Transactions

The Company is party to a management services agreement with Trilogy Capital Group, LLC, a company controlled by the Company’s Executive Chairman. As of March 31, 2022 and December 31, 2021, the amounts due from the related party are $647,412 and $0, respectively. Additionally, as of March 31, 2022 and December 31, 2021, the amounts due to the related party are $0 and $325,786, respectively.

Note 13 — Related Party Transactions

The Company is party to a management services agreement with Trilogy Capital Group, LLC, a company controlled by the Company’s Executive Chairman. As of December 31, 2021 and 2020, the amounts due from the related party are $0 and $78,466, respectively.

Prior to September 30, 2021, DSO rented its operating facility from Scientific Real Estate Holdings, LLC, a non-consolidating company owned by its former sole member. Rent paid to the related party for the year ended December 31, 2021 was $153,798.

Prior to October 1, 2021, DSO sold its products to Control de Poids / Smart for Life-Montreal, which was considered a related party due to common ownership by its former sole member. During the year ended December 31, 2021, sales to this related party were $25,384.